13. Variable Interest Entities And Other Long-term Investment	12 Months Ended
Dec. 31, 2013
Variable Interest Entities And Other Long-Term Investment
Variable Interest Entities And Other Long-term Investment

(a) Variable interest entities

ASC 810, Consolidation, requires a variable interest entity to be consolidated by a company if that company is the primary beneficiary of that variable interest entity.

To satisfy PRC laws and regulations, the Group conducts its internet information and certain other businesses in the PRC via its variable interest entities. These variable interest entities are directly owned by certain employees of the Company. Capital for the variable interest entities is funded by the Company through loans provided to those employees, and is initially recorded as loans to related parties. These loans are eliminated for accounting purposes with the capital of variable interest entities during consolidation.

Under contractual agreements with the Company, employees who are shareholders of the variable interest entities are required to transfer their ownership in these entities to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of the variable interest entities are assigned to the Company, and the Company has the right to designate all directors and senior management personnel of the variable interest entities. Employees who are shareholders of the variable interest entities have pledged their shares in the variable interest entities as collateral for the loans. As of December 31, 2012 and 2013, the aggregate amount of these loans were both RMB1,500,000.

As of December 31, 2012 and 2013, the Company effectively controlled one variable interest entity, Changshengtiandi, which has been included in the consolidated financial statements.

Wangku

Wangku Hutong Information Technology, Co. Ltd., (“Wangku”) is a web enabler of China Yellow Pages and a B2B e-Business service provider. In May 2007, the Company purchased 20% of Wangku’s equity interest at a price of RMB3,000,000 through Xuejun Zhang, an employee of the Company.

The following table summarizes the allocation of the purchase price for the proportionate share of Wangku’s net assets acquired at fair value:

Purchase Price
Cash to acquire 20% of Wangku	¥3,000,000
Less: Fair value of identifiable assets acquired:
Current assets	¥846,792
Fixed assets	203,136
¥1,049,928

Plus: Fair value of liabilities assumed:
Current liabilities	¥445,796
¥445,796

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥2,395,868

RMB1,200,000 of the excess cost over the fair value of the net assets acquired was allocated to the distributor network, the only identifiable intangible asset, as of the date of the acquisition. The remaining amount of RMB1,195,868 was recorded as goodwill.

Goodwill and the intangible asset are not deductible for tax purposes. The intangible asset, except for goodwill, was being amortized over its estimated useful life as described above from the date of acquisition and was recorded against the equity in earnings.

Prior to purchase accounting adjustments, Wangku generated net loss of RMB14,489,530 for the period from January 1 to May 13, 2008 and the 20% equity ownership accounted for investment loss of RMB2,929,636 by equity method.

On May 14, 2008, the Company gained effective control over an additional 31% of Wangku for RMB6,762,679 in cash. The acquisition of Wangku was accounted for as a step acquisition business combination in fiscal year 2008. The Company allocated the investment basis to the pro rata share of Wangku’s assets and liabilities at each significant acquisition date based on the estimated fair values of such assets and liabilities on such dates, and the excess of the investment basis over the adjusted estimated fair values of such identifiable net assets was allocated to goodwill. For financial reporting purposes, the Company accounted for Wangku using the equity method through May 13, 2008, and as a consolidated subsidiary thereafter.

The following table summarizes the allocation of the 31% purchase price for the proportionate share of Wangku’s net assets acquired at fair value at the date of acquisition:

Purchase Price
Cash to acquire an additional 31% of Wangku	¥6,762,679
Less: Fair value of identifiable assets acquired:
Current assets	¥1,321,761
Fixed assets	372,403
¥1,694,164

Plus: Fair value of liabilities assumed:
Current liabilities	¥3,465,288
Non-current liabilities	2,799,519
¥6,264,807

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥11,333,322

RMB2,263,000 of the excess cost over the fair value of the net assets acquired was allocated to distributor network, the only identifiable intangible asset, as of the date of the acquisition, and the remaining amount of RMB9,070,322 was recorded as goodwill.

Wangku realized a net loss of RMB4.0 million and RMB1.1 million for the year ended December 31, 2010, and the period from January 1 to March 13, 2011, the date of disposal Wangku’s equity interests, respectively.

Changshengtiandi

Changshengtiandi was incorporated in the PRC in 2011 and is an e-Commerce service provider. On January 18, 2011, the Company entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which the Company provided RMB1,350,000 to him for obtaining 90% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which the Company provided RMB150,000 to him for obtaining 10% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into share pledge agreements with Zou Hongjun and Zhang Xuejun, respectively, pursuant to which the two employees of the Company pledged all their equity interests in Changshengtiandi to the Company, and the Company effectively controlled 100% of the interest in Changshengtiandi through Zou Hongjun and Zhang Xuejun.

Changshengtiandi is the Company’s assets-light VIE. The selected financial data of Changshengtiandi for the years ended December 31, 2012 and 2013 and as of years ended December 31, 2012 and 2013 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Total assets	¥611,618	¥597,574	$98,712
Total liabilities	-	324	54
Revenues	-	-	-
Net loss	238,552	14,368	2,373
Net cash provided by (used in) operating activities	(385,569)	5,761	952
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-

(b) Other long-term investment

Other long-term investment includes the investment in which the Group does not have the ability to exercise significant influence (generally, when the Group has an investment of less than 20% ownership) and for which there is not a readily determinable fair value, is accounted for using the cost method. Dividends and other distributions of earnings from investee, if any, are included in income when declared.

On March 15, 2010, the Company purchased 15% interest of Fuji Saiwei (Beijing) Technology Co., Ltd., (“cFuture”). The Company recorded an investment on cFuture of RMB240,000 by applying the cost method of accounting. cFuture was incorporated in PRC in 2009 and engages in e-Retail business to render e-service to the retailers.

The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations.

For the years ended December 31, 2012 and 2013, no impairment loss was recorded in the consolidated financial statements.